Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 860,631	$ 29,036	$ 790,460	$ 812,002
Post-employment benefits	2,858	97	4,790	3,944
Share-based payments			11,547	17,937
Total	$ 863,489	$ 29,133	$ 806,797	$ 833,883